PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	6 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

	As of March 31,	As of September 30,
	2025	2025
	RMB	RMB
Advance to suppliers	467,429	479,886
Receivables from supply chain service provider	6,042	6,042
Other receivables	25,781	14,221
Allowance for credit losses	(453,717)	(450,847)
Prepaid expenses and other current assets, net	45,535	49,302

SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The Company analyzed the collectability of accounts receivable based on historical collection and the customers’ intention of payment. As a result of such analysis, the allowance for credit losses was as follows:

	For the six months ended September 30,
	2024	2025
	RMB	RMB
Balance at beginning of period	355	453,717
Reversal of allowance for credit losses	-	(2,788)
Foreign currency translation difference	-	(82)
Balance at the end of period	355	450,847